COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ending December 31, 2014	$ 10,835 (CDN$11,525)